ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 126,309	$ 164,813
Total liabilities	134,691	160,937
Revenues	629,428	503,568	$ 446,103
Net loss	(9,590)	(56,582)	13,129
Net cash provided by / (used in) operating activities	(20,715)	35,826	(1,771)
Net cash provided by investing activities	(1,078)	2,051	(1,743)
Net cash used in financing activities	(2,295)	(43)	(1,320)
Consolidated VIEs
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	0	126
Total liabilities	0	0
Revenues	0	0	790
Net loss	0	(424)	(295)
Net cash provided by / (used in) operating activities	0	(8,673)	3,758
Net cash provided by investing activities	0	2,778	381
Net cash used in financing activities	$ 0	0	$ 0
Consolidated VIEs | Pledge or collateralization
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets		$ 0